Accumulated Other Comprehensive Income_Details Of Accumulated Other Comprehensive Income (Loss)(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	₩ 348,021		₩ 177,806
Changes except for reclassification	865,957		275,038
Reclassification to profit or loss	(129,844)		(73,356)
Transfer to retained earnings	(326,410)		25,483
Tax effect	(145,387)		(56,950)	₩ 5,716
Ending	612,337	$ 563,789	348,021	177,806
Remeasurements of net defined benefit liabilities
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(290,228)		(234,401)
Changes except for reclassification	(13,888)		(76,999)
Reclassification to profit or loss	0		0
Transfer to retained earnings	0		0
Tax effect	3,792		21,172
Ending	(300,324)		(290,228)	(234,401)
Exchange differences on translating foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	31,793		(5,784)
Changes except for reclassification	(177,894)		37,938
Reclassification to profit or loss	0		5,353
Transfer to retained earnings	0		0
Tax effect	14,988		(5,714)
Ending	(131,113)		31,793	(5,784)
Net gains on financial instruments at fair value through other comprehensive income
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	487,331		450,694
Changes except for reclassification	757,236		106,984
Reclassification to profit or loss	(112,020)		(82,662)
Transfer to retained earnings	(326,410)		25,483
Tax effect	(88,907)		(13,168)
Ending	717,230		487,331	450,694
Share of other comprehensive income (loss) of associates and joint ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	3,318		(4,377)
Changes except for reclassification	(3,923)		10,842
Reclassification to profit or loss	(5,900)		0
Transfer to retained earnings	0		0
Tax effect	2,976		(3,147)
Ending	(3,529)		3,318	(4,377)
Gains (losses) on cash flow hedging instruments
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(27,333)		5,849
Changes except for reclassification	(48,034)		(65,323)
Reclassification to profit or loss	39,190		21,604
Transfer to retained earnings	0		0
Tax effect	7,580		10,537
Ending	(28,597)		(27,333)	5,849
Gains (losses) on hedging instruments of net investments in foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(41,992)		(33,092)
Changes except for reclassification	88,769		(13,410)
Reclassification to profit or loss	0		1,316
Transfer to retained earnings	0		0
Tax effect	(24,500)		3,194
Ending	22,277		(41,992)	(33,092)
Other comprehensive income arising from separate account
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	18,381		15,017
Changes except for reclassification	2,834		21,029
Reclassification to profit or loss	(16,188)		(16,364)
Transfer to retained earnings	0		0
Tax effect	3,671		(1,301)
Ending	8,698		18,381	15,017
Fair value changes on financial liabilities designated at fair value due to own credit risk
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(20,326)		(8,954)
Changes except for reclassification	12,169		(15,666)
Reclassification to profit or loss	0		0
Transfer to retained earnings	0		0
Tax effect	(3,350)		4,294
Ending	(11,507)		(20,326)	(8,954)
Net gains (losses) on overlay approach adjustment
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	187,077		(7,146)
Changes except for reclassification	248,688		269,643
Reclassification to profit or loss	(34,926)		(2,603)
Transfer to retained earnings	0		0
Tax effect	(61,637)		(72,817)
Ending	₩ 339,202		₩ 187,077	₩ (7,146)